Schedule of deferred tax liabilities (Details) - Alps Global Holding Berhad [Member] - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
As at 1 April	$ 7,797	$ 9,016
Property, plant and equipment	(7,414)	782
Exchange differences	(383)	(2,001)
As at 31 March		$ 7,797